Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Warrants Explanatory [Abstract]
Schedule of fair value of the tradeable warrants and non tradeable warrants
	Tradeable No. of warrants	Non-tradeable No. of warrants	Total No. of warrants
In issue at Dec 4, 2020	7,139,108	3,235,892	10,375,000
Exercise of warrants	(445,861)	-	(445,861)
In issue at Dec 31, 2020	6,693,247	3,235,892	9,929,139

Schedule of reconciliation of fair values
	Tradeable €’000s	Non-tradeable €’000s	Total €’000s
Balance – December 31, 2018	-	-	-
Balance – December 31, 2019	-	-	-
Fair value of warrants issued in the HL Transaction / Fusion Fuel re-organization	47,766	20,568	68,334
Warrants exercised	(2,416)	-	(2,416)
Fair value movement	(9,077)	(3,909)	(12,986)
Balance – December 31, 2020	36,273	16,659	52,932